STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (8,792)	$ (7,246)	$ (4,053)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	15	7		[1]
Operating lease provided by controlling shareholder	0	0	33
Share-based compensation to employees	1,389	812	38
Share-based compensation to service providers	342	412	202
Interest expense and amortization of discount on convertible notes	0	0	987
Interest income	(85)	0	0
Revaluation of derivative warrant liability	0	0	1,105
Changes in operating assets and liabilities::
Prepaid expenses and other current assets	356	(348)	(1,884)
Trade payables	73	(585)	720
Employees, related liabilities and accrued expenses	243	395	295
Net cash used in operating activities	(6,459)	(6,553)	(2,557)
Cash flows from investing activities
Purchase of property and equipment	(6)	(50)	(10)
Purchase of short-term deposit	(6,000)	0	0
Net cash used in investing activities	(6,006)	(50)	(10)
Cash flows from financing activities
Proceeds from exercise of warrants	0	1,930	0
under Private Investment in Public Equity	0	6,000	0
Issuance costs	0	(446)	0
Proceeds from issuance of ordinary shares under Initial Public Offering, net	0	0	17,310
Net cash provided by financing activities	0	7,484	17,310
Net increase (decrease) in cash, cash equivalents and restricted cash	(12,465)	881	14,743
Cash, cash equivalents and restricted cash at the beginning of the year	16,571	15,690	947
Cash, cash equivalents and restricted cash at the end of the year	4,106	16,571	15,690
Supplemental cash flow information:
Cash and cash equivalents	4,096	16,537	15,677
Restricted cash	10	34	13
Cash, cash equivalents and restricted cash at the end of the year	$ 4,106	$ 16,571	$ 15,690

[1]	Represents amount less than $1